Tax (Tables)	12 Months Ended
Jul. 31, 2021
Income Taxes [Abstract]
Summary of Tax Charges
The tax charge for the year comprises:

	2021	2020	2019
	$m	$m	$m
Current year tax charge	394	294	306
Adjustments to tax charge in respect of prior years	19	(16)	4
Total current tax charge	413	278	310
Deferred tax (credit)/charge: origination and reversal of temporary differences	(172)	39	(51)
Total tax charge	241	317	259

Summary of Tax on Items Charged to Comprehensive Income
Tax on items charged to the Group statement of comprehensive income:

	2021	2020	2019
	$m	$m	$m
Deferred tax (charge)/credit on remeasurement of retirement benefit plans	(19)	44	6
Total tax on items (charge)/credit to the Group statement of comprehensive income	(19)	44	6

Summary of Items Credited to Equity	Tax on items credited to equity:

	2021	2020	2019
	$m	$m	$m
Current tax credit on share-based payments	5	6	5
Deferred tax credit on share-based payments	4	5	1
Total tax on items credited to equity	9	11	6

Summary of Tax Reconciliation

	Total profit/tax from continuing operations
	2021		2020		2019
Tax reconciliation:	$m	%	$m	%	$m	%
Profit before tax	1,891		1,292		1,301
Expected tax at weighted average tax rate(1)	(431)	22.8	(272)	21.0	(216)	16.6
Adjusted for the effects of:
over/(under) provisions in respect of prior periods(2)	11	(0.6)	(2)	0.2	(5)	0.4
current year credit/(charge) in relation to uncertain tax provisions(3)	138	(7.4)	(33)	2.6	(35)	2.7
tax credits and incentives	12	(0.6)	6	(0.5)	4	(0.3)
non-taxable income	18	(1.0)	8	(0.6)	3	(0.2)
recognition of previously unrecognized deferred tax asset	—	—	—	—	11	(0.9)
other(4)	(18)	1.0	(29)	2.2	(17)	1.3
effect of tax rate changes(5)	29	(1.5)	5	(0.4)	(4)	0.3
Tax (charge) / effective tax rate	(241)	12.7	(317)	24.5	(259)	19.9

(1)This expected weighted average tax rate reflects the applicable statutory corporate tax rates on the accounting profits/losses in the countries in which the Group operates after intra-group financing. This results in interest deductions and lower taxable profits in many of the countries and therefore reduce the tax rate.
(2)This includes adjustments arising out of movements in uncertain tax provisions regarding prior periods and differences between the final tax liabilities in the tax computations and the tax liabilities provided in the consolidated financial statements.
(3)This reflects management’s assessment of the potential tax liability for the current year in relation to open tax issues and audits.
(4)This primarily relates to non-taxable disposal of businesses and to certain expenditure for which no tax relief is available such as disallowable business entertaining costs and legal/professional fees.
(5)In fiscal 2021, this relates to the change of the corporation tax rate to 25 percent from the previously enacted 19 percent in the UK. In fiscal 2020 and fiscal 2019, this relates to the change of the deferred tax rate to 19 percent from the previously enacted 17 percent in the UK.